Finance/Other Income Revenue and Costs	12 Months Ended
Dec. 31, 2025
Finance/Other Income Revenue and Costs [Abstract]
FINANCE/OTHER INCOME REVENUE AND COSTS

8. FINANCE/OTHER INCOME REVENUE AND COSTS

	Year ended December 31,
	2025 $’000	2024 $’000	2023 $’000
Group
Finance Income
Gain on Sale of Investment	947	-	-
FV Gain on Investment	1,753	-	-
Loan Interest Received	19	814	1,154
Total finance income	2,719	814	1,154

Finance Expense
Interest expense on lease liabilities	18	6	10
Fair Value loss on Investment	-	1,760	402
Total finance Expense	18	1,766	412
Net finance income/ (expense) recognized in Consolidated statements of operations and comprehensive loss	2,701	(952)	742